Disclosure of detailed information about commodity price estimates (Details)	Dec. 31, 2018 CAD ($)
Statements Line Items
Benchmark price increase thereafter	2.00%
Natural gas (AECO) [Member] | 2019 [Member]
Statements Line Items
Forward commodity price estimate	$ 1.85
Natural gas (AECO) [Member] | 2020 [Member]
Statements Line Items
Forward commodity price estimate	2.29
Natural gas (AECO) [Member] | 2021 [Member]
Statements Line Items
Forward commodity price estimate	2.67
Natural gas (AECO) [Member] | 2022 [Member]
Statements Line Items
Forward commodity price estimate	2.90
Natural gas (AECO) [Member] | 2023 [Member]
Statements Line Items
Forward commodity price estimate	3.14
Natural gas (AECO) [Member] | 2024 [Member]
Statements Line Items
Forward commodity price estimate	3.23
Natural gas (AECO) [Member] | 2025 [Member]
Statements Line Items
Forward commodity price estimate	3.34
Natural gas (AECO) [Member] | 2026 [Member]
Statements Line Items
Forward commodity price estimate	3.41
Natural gas (AECO) [Member] | 2027 [Member]
Statements Line Items
Forward commodity price estimate	3.48
Natural gas (AECO) [Member] | 2028 [Member]
Statements Line Items
Forward commodity price estimate	3.54
NGL (Edmonton Pentanes Plus) [Member] | 2019 [Member]
Statements Line Items
Forward commodity price estimate	67.67
NGL (Edmonton Pentanes Plus) [Member] | 2020 [Member]
Statements Line Items
Forward commodity price estimate	79.22
NGL (Edmonton Pentanes Plus) [Member] | 2021 [Member]
Statements Line Items
Forward commodity price estimate	83.54
NGL (Edmonton Pentanes Plus) [Member] | 2022 [Member]
Statements Line Items
Forward commodity price estimate	85.49
NGL (Edmonton Pentanes Plus) [Member] | 2023 [Member]
Statements Line Items
Forward commodity price estimate	87.80
NGL (Edmonton Pentanes Plus) [Member] | 2024 [Member]
Statements Line Items
Forward commodity price estimate	90.30
NGL (Edmonton Pentanes Plus) [Member] | 2025 [Member]
Statements Line Items
Forward commodity price estimate	93.33
NGL (Edmonton Pentanes Plus) [Member] | 2026 [Member]
Statements Line Items
Forward commodity price estimate	96.86
NGL (Edmonton Pentanes Plus) [Member] | 2027 [Member]
Statements Line Items
Forward commodity price estimate	98.81
NGL (Edmonton Pentanes Plus) [Member] | 2028 [Member]
Statements Line Items
Forward commodity price estimate	100.80
Crude oil (Edmonton Par) [Member] | 2019 [Member]
Statements Line Items
Forward commodity price estimate	63.33
Crude oil (Edmonton Par) [Member] | 2020 [Member]
Statements Line Items
Forward commodity price estimate	75.32
Crude oil (Edmonton Par) [Member] | 2021 [Member]
Statements Line Items
Forward commodity price estimate	79.75
Crude oil (Edmonton Par) [Member] | 2022 [Member]
Statements Line Items
Forward commodity price estimate	81.48
Crude oil (Edmonton Par) [Member] | 2023 [Member]
Statements Line Items
Forward commodity price estimate	83.54
Crude oil (Edmonton Par) [Member] | 2024 [Member]
Statements Line Items
Forward commodity price estimate	86.06
Crude oil (Edmonton Par) [Member] | 2025 [Member]
Statements Line Items
Forward commodity price estimate	89.09
Crude oil (Edmonton Par) [Member] | 2026 [Member]
Statements Line Items
Forward commodity price estimate	92.62
Crude oil (Edmonton Par) [Member] | 2027 [Member]
Statements Line Items
Forward commodity price estimate	94.57
Crude oil (Edmonton Par) [Member] | 2028 [Member]
Statements Line Items
Forward commodity price estimate	96.56
WTI Oil [Member] | 2019 [Member]
Statements Line Items
Forward commodity price estimate	56.25
WTI Oil [Member] | 2020 [Member]
Statements Line Items
Forward commodity price estimate	63.00
WTI Oil [Member] | 2021 [Member]
Statements Line Items
Forward commodity price estimate	67.00
WTI Oil [Member] | 2022 [Member]
Statements Line Items
Forward commodity price estimate	70.00
WTI Oil [Member] | 2023 [Member]
Statements Line Items
Forward commodity price estimate	72.50
WTI Oil [Member] | 2024 [Member]
Statements Line Items
Forward commodity price estimate	75.00
WTI Oil [Member] | 2025 [Member]
Statements Line Items
Forward commodity price estimate	77.50
WTI Oil [Member] | 2026 [Member]
Statements Line Items
Forward commodity price estimate	80.41
WTI Oil [Member] | 2027 [Member]
Statements Line Items
Forward commodity price estimate	82.02
WTI Oil [Member] | 2028 [Member]
Statements Line Items
Forward commodity price estimate	83.66
NYMEX Henry Hub Gas [Member] | 2019 [Member]
Statements Line Items
Forward commodity price estimate	3.00
NYMEX Henry Hub Gas [Member] | 2020 [Member]
Statements Line Items
Forward commodity price estimate	3.15
NYMEX Henry Hub Gas [Member] | 2021 [Member]
Statements Line Items
Forward commodity price estimate	3.35
NYMEX Henry Hub Gas [Member] | 2022 [Member]
Statements Line Items
Forward commodity price estimate	3.50
NYMEX Henry Hub Gas [Member] | 2023 [Member]
Statements Line Items
Forward commodity price estimate	3.63
NYMEX Henry Hub Gas [Member] | 2024 [Member]
Statements Line Items
Forward commodity price estimate	3.70
NYMEX Henry Hub Gas [Member] | 2025 [Member]
Statements Line Items
Forward commodity price estimate	3.77
NYMEX Henry Hub Gas [Member] | 2026 [Member]
Statements Line Items
Forward commodity price estimate	3.85
NYMEX Henry Hub Gas [Member] | 2027 [Member]
Statements Line Items
Forward commodity price estimate	3.93
NYMEX Henry Hub Gas [Member] | 2028 [Member]
Statements Line Items
Forward commodity price estimate	$ 4.00